Financial Instruments Assets and Liabilities Measured on Recurring Basis (Parenthetical) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Footnotes to selected financial assets and liabilities:
Long-term debt, carried at historical proceeds, as adjusted	$ 31,036,000,000	[1],[2],[3]	$ 34,926,000,000	[1],[2],[3]
Fair value of long-term debt	37,500,000,000		40,100,000,000
Interest rate swaps [Member]
Footnotes to selected financial assets and liabilities:
Instruments used as offsets (assets)			8,000,000
Foreign currency forward-exchange contracts [Member]
Footnotes to selected financial assets and liabilities:
Instruments used as offsets (assets)	102,000,000		169,000,000
Instruments used as offsets (liabilities)			141,000,000
Foreign Exchange Contract [Member]
Footnotes to selected financial assets and liabilities:
Instruments used as offsets (liabilities)	129,000,000		123,000,000
Foreign Currency Debt Designated As Hedging Instruments Long Term Liability At Fair Value [Member]
Footnotes to selected financial assets and liabilities:
Long-term debt, carried at historical proceeds, as adjusted	809,000,000		919,000,000
Wyeth [Member]
Footnotes to selected financial assets and liabilities:
Money market funds held in escrow			625,000,000
Quigley Co, Inc., a wholly owned subsidiary [Member] | Asbestos Litigation [Member]
Footnotes to selected financial assets and liabilities:
Money market funds held in trust	$ 408,000,000		$ 357,000,000
Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Footnotes to selected financial assets and liabilities:
Percentage of financial assets and liabilities measured at fair value inputs Level 1 and Level 3 inputs	1.00%		1.00%

[1]	The fair value of our long-term debt (not including the current portion of long-term debt) is $37.5 billion as of December 31, 2012 and $40.1 billion as of December 31, 2011. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach.
[2]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of interest rate swaps designated as hedges.
[3]	Includes foreign currency debt with fair values of $809 million as of December 31, 2012 and $919 million as of December 31, 2011, which are used as hedging instruments.